RESTATEMENT OF PREVIOUSLY ISSUED QUARTERLY FINANCIAL STATEMENTS (Unaudited)	12 Months Ended
Dec. 31, 2023
RESTATEMENT OF PREVIOUSLY ISSUED QUARTERLY FINANCIAL STATEMENTS (Unaudited)
RESTATEMENT OF PREVIOUSLY ISSUED QUARTERLY FINANCIAL STATEMENTS (Unaudited)

15. RESTATEMENT OF PREVIOUSLY ISSUED QUARTERLY FINANCIAL STATEMENTS (Unaudited)

As described previously, when the Company determined that it was necessary to re-evaluate its accounting treatment for previously issued warrants and preferred stock and restate previously filed financial statements, the previously reported quarterly financial statements also required restatement. The statements below present the unaudited restated condensed consolidated balance sheets and the restated condensed consolidated statements of operations, convertible preferred stock and stockholders’ equity, and cash flows, with adjustments, for the quarters ended March 31, 2023, June 30, 2023, September 30, 2023, March 31, 2022, June 30, 2022, and September 30, 2022. The lettered references are consistent with those in Note 14.

CELLECTAR BIOSCIENCES, INC.

RESTATED CONSOLIDATED BALANCE SHEETS

(Unaudited)

	March 31, 2023
	As Previously	Restatement
	Reported	Adjustments	Reference	As Restated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$12,682,691	$—		$12,682,691
Prepaid expenses and other current assets	1,163,745	—		1,163,745
Total current assets	13,846,436	—		13,846,436
Property, plant & equipment, net	376,084	—		376,084
Operating lease right-of-use asset	546,505	—		546,505
Other long-term assets	69,431	—		69,431
TOTAL ASSETS	$14,838,456	$—		$14,838,456

LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY
CURRENT LIABILITIES:
Accounts payable and accrued liabilities	$6,904,545	$—		$6,904,545
Warrant liability	—	4,581,455	A	4,581,455
Lease liability, current	51,106	—		51,106
Total current liabilities	6,955,651	4,581,455		11,537,106
Lease liability, net of current portion	548,344	—		548,344
TOTAL LIABILITIES	7,503,995	4,581,455		12,085,450
COMMITMENTS AND CONTINGENCIES (Note 10)
MEZZANINE EQUITY:
Series D convertible preferred stock; 111.11 shares authorized, issued and outstanding as of March 31, 2023	—	1,382,023	A	1,382,023
STOCKHOLDERS’ (DEFICIT) EQUITY:
Series D convertible preferred stock, 111.11 shares authorized, issued and outstanding as of March 31, 2023	1,382,023	(1,382,023)	A	—
Common stock, $0.00001 par value; 170,000,000 shares authorized; 9,740,507 shares issued and outstanding as of March 31, 2023	97	—		97
Additional paid-in capital	194,032,651	(25,480,888)	A, B, F	168,551,763
Accumulated deficit	(188,080,310)	20,899,433	B, D, F	(167,180,877)
Total stockholders’ equity	7,334,461	(5,963,478)		1,370,983
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY	$14,838,456	$—		$14,838,456

CELLECTAR BIOSCIENCES, INC.

RESTATED CONSOLIDATED BALANCE SHEETS

(Unaudited)

	June 30, 2023
	As Previously	Restatement
	Reported	Adjustments	Reference	As Restated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$5,152,972	$—		$5,152,972
Prepaid expenses and other current assets	456,679	—		456,679
Total current assets	5,609,651	—		5,609,651
Property, plant & equipment, net	337,434	—		337,434
Operating lease right-of-use asset	532,300	—		532,300
Other long-term assets	29,780	—		29,780
TOTAL ASSETS	$6,509,165	$—		$6,509,165

LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY
CURRENT LIABILITIES:
Accounts payable and accrued liabilities	$6,391,673	$—		$6,391,673
Warrant liability	—	6,538,873	A	6,538,873
Lease liability, current	53,640	—		53,640
Total current liabilities	6,445,313	6,538,873		12,984,186
Lease liability, net of current portion	530,856	—		530,856
TOTAL LIABILITIES	6,976,169	6,538,873		13,515,042
COMMITMENTS AND CONTINGENCIES (Note 10)
MEZZANINE EQUITY:
Series D convertible preferred stock; 111.11 shares authorized, issued and outstanding as of June 30, 2023	—	1,382,023	A	1,382,023
STOCKHOLDERS’ (DEFICIT) EQUITY:
Series D convertible preferred stock; 111.11 shares authorized, issued and outstanding as of June 30, 2023	1,382,023	(1,382,023)	A	—
Common stock, $0.00001 par value; 170,000,000 shares authorized; 9,740,507 shares issued and outstanding as of June 30 2023	97	—		97
Additional paid-in capital	194,452,408	(25,480,888)	A, B, F	168,971,520
Accumulated deficit	(196,301,532)	18,942,015	B, D, F	(177,359,517)
Total stockholders’ (deficit) equity	(467,004)	(7,920,896)		(8,387,900)
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY	$6,509,165	$—		$6,509,165

CELLECTAR BIOSCIENCES, INC.

RESTATED CONSOLIDATED BALANCE SHEETS

(Unaudited)

	September 30, 2023
	As Previously	Restatement
	Reported	Adjustments	Reference	As Restated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$18,986,443	$—		$18,986,443
Prepaid expenses and other current assets	1,123,467	—		1,123,467
Total current assets	20,109,910	—		20,109,910
Property, plant & equipment, net	893,509	—		893,509
Operating lease right-of-use asset	517,566	—		517,566
Other long-term assets	29,780	—		29,780
TOTAL ASSETS	$21,550,765	$—		$21,550,765

LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY
CURRENT LIABILITIES:
Accounts payable and accrued liabilities	$7,814,590	$—		$7,814,590
Warrant liability	8,600,000	13,365,401	A, C	21,965,401
Lease liability, current	56,263	—		56,263
Total current liabilities	16,470,853	13,365,401		29,836,254
Lease liability, net of current portion	512,750	—		512,750
TOTAL LIABILITIES	16,983,603	13,365,401		30,349,004
COMMITMENTS AND CONTINGENCIES (Note 10)
MEZZANINE EQUITY:
Preferred stock, $0.00001 par value; Series E-1 preferred stock; 1,225 shares authorized, issued and outstanding as of September 30, 2023; Series D convertible preferred stock; 111.11 shares issued and outstanding as of September 30, 2023	17,920,000	1,282,023	A	19,202,023
STOCKHOLDERS’ (DEFICIT) EQUITY:
Series D convertible preferred stock; 111.11 shares authorized, issued and outstanding as of September 30, 2023	1,382,023	(1,382,023)	A	—
Common stock, $0.00001 par value; 170,000,000 shares authorized; 9,918,384 shares issued and outstanding as of September 30 2023	99	—		99
Additional paid-in capital	195,298,922	(28,419,388)	A, B, C, F	166,879,534
Accumulated deficit	(210,033,882)	15,153,987	B, D, F	(194,879,895)
Total stockholders’ (deficit) equity	(13,352,838)	(14,647,424)		(28,000,262)
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY	$21,550,765	$—		$21,550,765

CELLECTAR BIOSCIENCES, INC.

RESTATED CONSOLIDATED STATEMENTS OF OPERATIONS

(Unaudited)

	Three Months Ended March 31, 2023
	As Previously
	Reported	Adjustments	Reference	As Restated

OPERATING EXPENSES:
Research and development	$6,654,094	$(294,838)	E	$6,359,256
General and administrative	2,051,207	294,838	E	2,346,045
Total operating expenses	8,705,301	—		8,705,301

LOSS FROM OPERATIONS	(8,705,301)	—		(8,705,301)

OTHER INCOME:
Gain on valuation of warrants	—	1,390,797	D	1,390,797
Interest income	124,034	—		124,034
Total other income, net	124,034	1,390,797		1,514,831
NET LOSS	$(8,581,267)	$1,390,797		$(7,190,470)
NET LOSS PER SHARE — BASIC AND DILUTED	$(0.76)	$0.12		$(0.64)
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING — BASIC AND DILUTED	11,261,217	—		11,261,217

CELLECTAR BIOSCIENCES, INC.

RESTATED CONSOLIDATED STATEMENTS OF OPERATIONS

(Unaudited)

	Three Months Ended June 30, 2023
	As Previously
	Reported	Adjustments	Reference	As Restated

OPERATING EXPENSES:
Research and development	$6,308,430	$(173,420)	E	$6,135,010
General and administrative	1,985,572	173,420	E	2,158,992
Total operating expenses	8,294,002	—		8,294,002

LOSS FROM OPERATIONS	(8,294,002)	—		(8,294,002)

OTHER INCOME (EXPENSE):
Gain (loss) on valuation of warrants	—	(1,957,418)	D	(1,957,418)
Interest income	72,780	—		72,780
Total other income (expense), net	72,780	(1,957,418)		(1,884,638)
NET LOSS	$(8,221,222)	$(1,957,418)		$(10,178,640)
NET LOSS PER SHARE — BASIC AND DILUTED	$(0.73)	$(0.17)		$(0.90)
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING — BASIC AND DILUTED	11,261,217	—		11,261,217

CELLECTAR BIOSCIENCES, INC.

RESTATED CONSOLIDATED STATEMENT OF OPERATIONS

(Unaudited)

	Six Months Ended June 30, 2023
	As Previously
	Reported	Adjustments	Reference	As Restated

OPERATING EXPENSES:
Research and development	$12,962,524	$(468,258)	E	$12,494,266
General and administrative	4,036,779	468,258	E	4,505,037
Total operating expenses	16,999,303	—		16,999,303

LOSS FROM OPERATIONS	(16,999,303)	—		(16,999,303)

OTHER INCOME (EXPENSE):
Loss on valuation of warrants	—	(566,621)	D	(566,621)
Interest income	196,814	—		196,814
Total other income (expense), net	196,814	(566,621)		(369,807)
NET LOSS	$(16,802,489)	$(566,621)		$(17,369,110)
NET LOSS PER SHARE — BASIC AND DILUTED	$(1.49)	$(0.05)		$(1.54)
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING — BASIC AND DILUTED	11,261,217	—		11,261,217

CELLECTAR BIOSCIENCES, INC.

RESTATED CONSOLIDATED STATEMENT OF OPERATIONS

(Unaudited)

	Three Months Ended September 30, 2023
	As Previously
	Reported	Adjustments	Reference	As Restated

OPERATING EXPENSES:
Research and development	$7,312,504	$(277,848)	E	$7,034,656
General and administrative	2,100,956	277,848	E	2,378,804
Total operating expenses	9,413,460	—		9,413,460

LOSS FROM OPERATIONS	(9,413,460)	—		(9,413,460)

OTHER INCOME (EXPENSE):
Warrant issuance expense	(470,000)	—		(470,000)
Loss on valuation of warrants	(3,900,000)	(3,788,028)	D	(7,688,028)
Interest income	51,110	—		51,110
Total other income (expense), net	(4,318,890)	(3,788,028)		(8,106,918)
NET LOSS	$(13,732,350)	$(3,788,028)		$(17,520,378)
NET LOSS PER SHARE — BASIC AND DILUTED	$(1.21)	$(0.33)		$(1.55)
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING — BASIC AND DILUTED	11,308,738	—		11,308,738

CELLECTAR BIOSCIENCES, INC.

RESTATED CONSOLIDATED STATEMENT OF OPERATIONS

(Unaudited)

	Nine Months Ended September 30, 2023
	As Previously
	Reported	Adjustments	Reference	As Restated

OPERATING EXPENSES:
Research and development	$20,275,004	$(746,106)	E	$19,528,898
General and administrative	6,137,760	746,106	E	6,883,866
Total operating expenses	26,412,764	—		26,412,764

LOSS FROM OPERATIONS	(26,412,764)	—		(26,412,764)

OTHER INCOME (EXPENSE):
Warrant issuance expense	(470,000)	—		(470,000)
Loss on valuation of warrants	(3,900,000)	(4,354,649)	D	(8,254,649)
Interest income	247,925	—		247,925
Total other income (expense), net	(4,122,075)	(4,354,649)		(8,476,724)
NET LOSS	$(30,534,839)	$(4,354,649)		$(34,889,488)
NET LOSS PER SHARE — BASIC AND DILUTED	$(2.71)	$(0.39)		$(3.09)
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING — BASIC AND DILUTED	11,277,231	—		11,277,231

CELLECTAR BIOSCIENCES, INC.

RESTATED CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ (DEFICIT) EQUITY

(Unaudited)

	Series D and Series E-1
	Preferred Stock		Preferred Stock		Common Stock				Total
						Par	Additional	Accumulated	Stockholders’
	Shares	Amount	Shares	Amount	Shares	Amount	Paid-In Capital	Deficit	(Deficit) Equity
Previously Reported
Balance at December 31, 2022	—	$—	111.11	$1,382,023	9,385,272	$94	$193,624,445	$(179,499,043)	$15,507,519
Conversion of pre-funded warrants into common shares	—	—	—	—	355,235	3	—	—	3
Stock-based compensation	—	—	—	—	—	—	408,206	—	408,206
Net loss (B, D)	—	—	—	—	—	—	—	(8,581,267)	(8,581,267)
Balance at March 31, 2023	—	—	111.11	1,382,023	9,740,507	97	194,032,651	(188,080,310)	7,334,461
Stock-based compensation	—	—	—	—	—	—	419,757	—	419,757
Net loss (D)	—	—	—	—	—	—	—	(8,221,222)	(8,221,222)
Balance at June 30, 2023	—	—	111.11	1,382,023	9,740,507	97	194,452,408	(196,301,532)	(467,004)
Issuance of Series E-1 preferred stock, net of issuance costs (Note 6)	1,225.00	17,920,000	—	—	—	—	—	—	—
Stock-based compensation	—	—	—	—	—	—	497,878	—	497,878
Exercise of warrants into common shares	—	—	—	—	177,877	2	348,636	—	348,638
Net loss	—	—	—	—	—	—	—	(13,732,350)	(13,732,350)
Balance at September 30, 2023	1,225.00	$17,920,000	111.11	$1,382,023	9,918,384	$99	$195,298,922	$(210,033,882)	$(13,352,838)

Adjustments
Balance at December 31, 2022 (A, F)	111.11	$1,382,023	(111.11)	$(1,382,023)	—	$—	$(25,480,888)	$19,508,636	$(7,354,275)
Net loss	—	—	—	—	—	—	—	1,390,797	1,390,797
Balance at March 31, 2023	111.11	1,382,023	(111.11)	(1,382,023)	—	—	(25,480,888)	20,899,433	(5,963,478)
Net loss	—	—	—	—	—	—	—	(1,957,418)	(1,957,418)
Balance at June 30, 2023	111.11	1,382,023	(111.11)	(1,382,023)	—	—	(25,480,888)	18,942,015	(7,920,896)
Issuance of Series E-1 preferred stock, net of issuance costs (Note 6) (D)	—	(100,000)	—	—	—	—	—	—	—
Reclassification of warrants to liability (C)	—	—	—	—	—	—	(3,239,112)	—	(3,239,112)
Exercise of warrants into common stock (A)	—	—	—	—	—	—	300,612	—	300,612
Net loss	—	—	—	—	—	—	—	(3,788,028)	(3,788,028)
Balance at September 30, 2023	111.11	$1,282,023	(111.11)	$(1,382,023)	—	$—	$(28,419,388)	$15,153,987	$(14,647,424)

As Restated
Balance at December 31, 2022	111.11	$1,382,023	—	$—	9,385,272	$94	$168,143,557	$(159,990,407)	$8,153,244
Conversion of pre-funded warrants into common shares	—	—	—	—	355,235	3	—	—	3
Stock-based compensation	—	—	—	—	—	—	408,206	—	408,206
Net loss	—	—	—	—	—	—	—	(7,190,470)	(7,190,470)
Balance at March 31, 2023	111.11	1,382,023	—	—	9,740,507	97	168,551,763	(167,180,877)	1,370,983
Stock-based compensation	—	—	—	—	—	—	419,757	—	419,757
Net loss	—	—	—	—	—	—	—	(10,178,640)	(10,178,640)
Balance at June 30, 2023	111.11	1,382,023	—	—	9,740,507	97	168,971,520	(177,359,517)	(8,387,900)
Issuance of Series E-1 preferred stock, net of issuance costs (Note 6)	1,225.00	17,820,000	—	—	—	—	—	—	—
Stock-based compensation	—	—	—	—	—	—	497,878	—	497,878
Exercise of warrants into common stock	—	—	—	—	177,877	2	649,248	—	649,250
Reclassification of pre-funded warrants to liability	—	—	—	—	—	—	(3,239,112)	—	(3,239,112)
Net loss	—	—	—	—	—	—	—	(17,520,378)	(17,520,378)
Balance at September 30, 2023	1,336.11	$19,202,023	—	$—	9,918,384	$99	$166,879,534	$(194,879,895)	$(28,000,262)

CELLECTAR BIOSCIENCES, INC.

RESTATED CONSOLIDATED STATEMENT OF CASH FLOWS

(Unaudited)

	Three Months Ended March 31, 2023
	As Previously
	Reported	Adjustments	Reference	As Restated

CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(8,581,267)	$1,390,797	D	$(7,190,470)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	42,557	—		42,557
Stock-based compensation	408,206	—		408,206
Change in fair value of warrants	—	(1,390,797)	D	(1,390,797)
Change in operating lease right-of-use asset	13,829	—		13,829
Changes in:
Prepaid expenses and other assets	(488,719)	—		(488,719)
Accounts payable and accrued liabilities	1,426,102	—		1,426,102
Lease liability	(4,378)	—		(4,378)
Cash used in operating activities	(7,183,670)	—		(7,183,670)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant & equipment	—	—		—
Cash used in investing activities	—	—		—
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of pre-funded warrants	3	—		3
Cash provided by financing activities	3	—		3
DECREASE IN CASH AND CASH EQUIVALENTS	(7,183,667)	—		(7,183,667)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	19,866,358	—		19,866,358
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$12,682,691	$—		$12,682,691

CELLECTAR BIOSCIENCES, INC.

RESTATED CONSOLIDATED STATEMENT OF CASH FLOWS

(Unaudited)

	Six Months Ended June 30, 2023
	As Previously
	Reported	Adjustments	Reference	As Restated

CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(16,802,489)	$(566,621)	D	$(17,369,110)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	81,207	—		81,207
Stock-based compensation	827,963	—		827,963
Change in fair value of warrants	—	566,621	D	566,621
Change in operating lease right-of-use asset	28,034	—		28,034
Changes in:
Prepaid expenses and other assets	257,998	—		257,998
Lease liability	(19,332)	—		(19,332)
Accounts payable and accrued liabilities	913,230	—		913,230
Cash used in operating activities	(14,713,389)	—		(14,713,389)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant & equipment	—	—		—
Cash used in investing activities	—	—		—
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of pre-funded warrants	3	—		3
Cash provided by financing activities	3	—		3
DECREASE IN CASH AND CASH EQUIVALENTS	(14,713,386)	—		(14,713,386)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	19,866,358	—		19,866,358
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$5,152,972	$—		$5,152,972

CELLECTAR BIOSCIENCES, INC.

RESTATED CONSOLIDATED STATEMENT OF CASH FLOWS

(Unaudited)

	Nine Months Ended September 30, 2023
	As Previously
	Reported	Adjustments	Reference	As Restated

CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(30,534,839)	$(4,354,649)	D	$(34,889,488)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	122,415	—		122,415
Stock-based compensation	1,325,841	—		1,325,841
Costs to issue warrants	470,000	—		470,000
Change in fair value of warrants	3,900,000	4,354,649	D	8,254,649
Change in operating lease right-of-use asset	42,768	—		42,768
Changes in:
Prepaid expenses and other assets	(408,790)	—		(408,790)
Accounts payable and accrued liabilities	2,336,146	—		2,336,146
Lease liability	(34,815)	—		(34,815)
Cash used in operating activities	(22,781,274)	—		(22,781,274)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant & equipment	(597,282)	—		(597,282)
Cash used in investing activities	(597,282)	—		(597,282)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of preferred stock and warrants, net of issuance costs	22,150,000	—		22,150,000
Proceeds from exercise of warrants	348,641	—		348,641
Cash provided by financing activities	22,498,641	—		22,498,641
DECREASE IN CASH AND CASH EQUIVALENTS	(879,915)	—		(879,915)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	19,866,358	—		19,866,358
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$18,986,443	$—		$18,986,443

CELLECTAR BIOSCIENCES, INC.

RESTATED CONSOLIDATED BALANCE SHEETS

(Unaudited)

	March 31, 2022
	As Previously	Restatement
	Reported	Adjustments	Reference	As Restated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$30,634,122	$—		$30,634,122
Prepaid expenses and other current assets	760,420	—		760,420
Total current assets	31,394,542	—		31,394,542
Property, plant & equipment, net	331,144	—		331,144
Operating lease right-of-use asset	183,286	—		183,286
Other long-term assets	81,214	—		81,214
TOTAL ASSETS	$31,990,186	$—		$31,990,186

LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES:
Accounts payable and accrued liabilities	$4,511,716	$—		$4,511,716
Warrant liability	—	2,700,000	A	2,700,000
Lease liability, current	139,594	—		139,594
Total current liabilities	4,651,310	2,700,000		7,351,310
Lease liability, net of current portion	129,714	—		129,714
TOTAL LIABILITIES	4,781,024	2,700,000		7,481,024
COMMITMENTS AND CONTINGENCIES (Note 10)
MEZZANINE EQUITY:
Series D convertible preferred stock; 111.11 shares authorized, issued and outstanding as of March 31, 2022	—	1,382,023	A	1,382,023
STOCKHOLDERS’ EQUITY:
Series D convertible preferred stock, 111.11 shares authorized, issued and outstanding as of March 31, 2022	1,382,023	(1,382,023)	A	—
Common stock, $0.00001 par value; 160,000,000 shares authorized; 6,110,124 shares issued and outstanding as of March 31, 2022	61	—		61
Additional paid-in capital	182,864,664	(25,300,000)	A, B, F	157,564,664
Accumulated deficit	(157,037,586)	22,600,000	D	(134,437,586)
Total stockholders’ equity	27,209,162	(4,082,023)		23,127,139
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$31,990,186	$—		$31,990,186

CELLECTAR BIOSCIENCES, INC.

RESTATED CONSOLIDATED BALANCE SHEETS

(Unaudited)

	June 30, 2022
	As Previously	Restatement
	Reported	Adjustments	Reference	As Restated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$24,805,565	$—		$24,805,565
Prepaid expenses and other current assets	479,668	—		479,668
Total current assets	25,285,233	—		25,285,233
Property, plant & equipment, net	364,838	—		364,838
Operating lease right-of-use asset	161,111	—		161,111
Other long-term assets	81,214	—		81,214
TOTAL ASSETS	$25,892,396	$—		$25,892,396

LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES:
Accounts payable and accrued liabilities	$5,462,267	$—		$5,462,267
Warrant liability	—	900,000	A	900,000
Lease liability, current	143,843	—		143,843
Total current liabilities	5,606,110	900,000		6,506,110
Lease liability, net of current portion	92,214	—		92,214
TOTAL LIABILITIES	5,698,324	900,000		6,598,324
COMMITMENTS AND CONTINGENCIES (Note 10)
MEZZANINE EQUITY:
Series D convertible preferred stock; 111.11 shares authorized, issued and outstanding as of June 30, 2022	—	1,382,023	A	1,382,023
STOCKHOLDERS’ EQUITY:
Series D convertible preferred stock; 111.11 shares authorized, issued and outstanding as of June 30, 2022	1,382,023	(1,382,023)	A	—
Common stock, $0.00001 par value; 160,000,000 shares authorized; 6,110,122 shares issued and outstanding as of June 30 2022	61	—		61
Additional paid-in capital	183,284,617	(25,300,000)	A, B, F	157,984,617
Accumulated deficit	(164,472,629)	24,400,000	D	(140,072,629)
Total stockholders’ equity	20,194,072	(2,282,023)		17,912,049
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$25,892,396	$—		$25,892,396

CELLECTAR BIOSCIENCES, INC.

RESTATED CONSOLIDATED BALANCE SHEETS

(Unaudited)

	September 30, 2022
	As Previously	Restatement
	Reported	Adjustments	Reference	As Restated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$17,785,322	$—		$17,785,322
Prepaid expenses and other current assets	975,936	—		975,936
Total current assets	18,761,258	—		18,761,258
Property, plant & equipment, net	338,944	—		338,944
Operating lease right-of-use asset	138,097	—		138,097
Other long-term assets	81,214	—		81,214
TOTAL ASSETS	$19,319,513	$—		$19,319,513

LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES:
Accounts payable and accrued liabilities	$6,367,035	$—		$6,367,035
Warrant liability	—	600,000	A, C	600,000
Lease liability, current	148,200	—		148,200
Total current liabilities	6,515,235	600,000		7,115,235
Lease liability, net of current portion	53,769	—		53,769
TOTAL LIABILITIES	6,569,004	600,000		7,169,004
COMMITMENTS AND CONTINGENCIES (Note 10)
MEZZANINE EQUITY:
Preferred stock, $0.00001 par value; Series D convertible preferred stock; 111.11 shares issued and outstanding as of September 30, 2022	—	1,382,023	A	1,382,023
STOCKHOLDERS’ EQUITY:
Series D convertible preferred stock; 111.11 shares authorized, issued and outstanding as of September 30, 2022	1,382,023	(1,382,023)	A	—
Common stock, $0.00001 par value; 160,000,000 shares authorized; 6,110,118 shares issued and outstanding as of September 30 2022	61	—		61
Additional paid-in capital	183,652,376	(25,300,000)	A, B, C, F	158,352,376
Accumulated deficit	(172,283,951)	24,700,000	D	(147,583,951)
Total stockholders’ equity	12,750,509	(1,982,023)		10,768,486
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$19,319,513	$—		$19,319,513

CELLECTAR BIOSCIENCES, INC.

RESTATED CONSOLIDATED STATEMENTS OF OPERATIONS

(Unaudited)

	Three Months Ended March 31, 2022
	As Previously
	Reported	Adjustments	Reference	As Restated

OPERATING EXPENSES:
Research and development	$3,887,039	$(183,208)	E	$3,703,831
General and administrative	2,253,188	183,208	E	2,436,396
Total operating expenses	6,140,227	—		6,140,227

LOSS FROM OPERATIONS	(6,140,227)	—		(6,140,227)

OTHER INCOME (EXPENSE):
Loss on valuation of warrants	—	(100,000)	D	(100,000)
Interest income	430	—		430
Total other income (expense), net	430	(100,000)		(99,570)
NET LOSS	$(6,139,797)	$(100,000)		$(6,239,797)
NET LOSS PER SHARE — BASIC AND DILUTED	$(1.00)	$(0.02)		$(1.02)
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING — BASIC AND DILUTED	6,110,126	—		6,110,126

CELLECTAR BIOSCIENCES, INC.

RESTATED CONSOLIDATED STATEMENTS OF OPERATIONS

(Unaudited)

	Three Months Ended June 30, 2022
	As Previously
	Reported	Adjustments	Reference	As Restated

OPERATING EXPENSES:
Research and development	$4,498,657	$(353,739)	E	$4,144,918
General and administrative	2,936,867	353,739	E	3,290,606
Total operating expenses	7,435,524	—		7,435,524

LOSS FROM OPERATIONS	(7,435,524)	—		(7,435,524)

OTHER INCOME:
Gain on valuation of warrants	—	1,800,000	D	1,800,000
Interest income	481	—		481
Total other income, net	481	1,800,000		1,800,481
NET LOSS	$(7,435,043)	$1,800,000		$(5,635,043)
NET LOSS PER SHARE — BASIC AND DILUTED	$(1.22)	$0.29		$(0.92)
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING — BASIC AND DILUTED	6,110,124	—		6,110,124

CELLECTAR BIOSCIENCES, INC.

RESTATED CONSOLIDATED STATEMENT OF OPERATIONS

(Unaudited)

	Six Months Ended June 30, 2022
	As Previously
	Reported	Adjustments	Reference	As Restated

OPERATING EXPENSES:
Research and development	$8,385,656	$(536,947)	E	$7,848,709
General and administrative	5,190,095	536,947	E	5,727,042
Total operating expenses	13,575,751	—		13,575,751

LOSS FROM OPERATIONS	(13,575,751)	—		(13,575,751)

OTHER INCOME:
Gain on valuation of warrants	—	1,700,000	D	1,700,000
Interest income	911	—		911
Total other income, net	911	1,700,000		1,700,911
NET LOSS	$(13,574,840)	$1,700,000		$(11,874,840)
NET LOSS PER SHARE — BASIC AND DILUTED	$(2.22)	$0.28		$(1.94)
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING — BASIC AND DILUTED	6,110,125	—		6,110,125

CELLECTAR BIOSCIENCES, INC.

RESTATED CONSOLIDATED STATEMENT OF OPERATIONS

(Unaudited)

	Three Months Ended September 30, 2022
	As Previously
	Reported	Adjustments	Reference	As Restated
OPERATING EXPENSES:
Research and development	$5,380,190	$(169,365)	E	$5,210,825
General and administrative	2,435,296	169,365	E	2,604,661
Total operating expenses	7,815,486	—		7,815,486
LOSS FROM OPERATIONS	(7,815,486)	—		(7,815,486)
OTHER INCOME:
Gain on valuation of warrants	—	300,000	D	300,000
Interest income	4,164	—		4,164
Total other income, net	4,164	300,000		304,164
NET LOSS	$(7,811,322)	$300,000		$(7,511,322)
NET LOSS PER SHARE — BASIC AND DILUTED	$(1.28)	$0.05		$(1.23)
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING — BASIC AND DILUTED	6,110,119	—		6,110,119

CELLECTAR BIOSCIENCES, INC.

RESTATED CONSOLIDATED STATEMENT OF OPERATIONS

(Unaudited)

	Nine Months Ended September 30, 2022
	As Previously
	Reported	Adjustments	Reference	As Restated

OPERATING EXPENSES:
Research and development	$13,765,846	$(706,312)	E	$13,059,534
General and administrative	7,625,391	706,312	E	8,331,703
Total operating expenses	21,391,237	—		21,391,237
LOSS FROM OPERATIONS	(21,391,237)	—		(21,391,237)
OTHER INCOME:
Gain on valuation of warrants	—	2,000,000	D	2,000,000
Interest income	5,075	—		5,075
Total other income, net	5,075	2,000,000		2,005,075
NET LOSS	$(21,386,162)	$2,000,000		$(19,386,162)
NET LOSS PER SHARE — BASIC AND DILUTED	$(3.50)	$0.33		$(3.17)
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING — BASIC AND DILUTED	6,110,123	—		6,110,123

CELLECTAR BIOSCIENCES, INC.

RESTATED CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ EQUITY

(Unaudited)

	Series D Preferred Stock		Preferred Stock		Common Stock				Total
						Par	Additional	Accumulated	Stockholders’
	Shares	Amount	Shares	Amount	Shares	Amount	Paid-In Capital	Deficit	Equity
Previously Reported
Balance at December 31, 2021	—	$—	111.11	$1,382,023	6,110,125	$61	$182,560,859	$(150,897,789)	$33,045,154
Stock-based compensation	—	—	—	—	—	—	303,805	—	303,805
Retired shares	—	—	—	—	(1)	—	—	—	—
Net loss	—	—	—	—	—	—	—	(6,139,797)	(6,139,797)
Balance at March 31, 2022	—	—	111.11	1,382,023	6,110,124	61	182,864,664	(157,037,586)	27,209,162
Stock-based compensation	—	—	—	—	—	—	419,953	—	419,953
Retired shares	—	—	—	—	(2)	—	—	—	—
Net loss	—	—	—	—	—	—	—	(7,435,043)	(7,435,043)
Balance at June 30, 2022	—	—	111.11	1,382,023	6,110,122	61	183,284,617	(164,472,629)	20,194,072
Stock-based compensation	—	—	—	—	—	—	367,759	—	367,759
Retired shares	—	—	—	—	(4)	—	—	—	—
Net loss	—	—	—	—	—	—	—	(7,811,322)	(7,811,322)
Balance at September 30, 2022	—	$—	111.11	$1,382,023	6,110,118	$61	$183,652,376	$(172,283,951)	$12,750,509
Adjustments
Balance at December 31, 2021 (A, F)	111.11	$1,382,023	(111.11)	$(1,382,023)	—	$—	$(25,300,000)	$22,700,000	$(3,982,023)
Net loss	—	—	—	—	—	—	—	(100,000)	(100,000)
Balance at March 31, 2022	111.11	1,382,023	(111.11)	(1,382,023)	—	—	(25,300,000)	22,600,000	(4,082,023)
Net loss	—	—	—	—	—	—	—	1,800,000	1,800,000
Balance at June 30, 2022	111.11	1,382,023	(111.11)	(1,382,023)	—	—	(25,300,000)	24,400,000	(2,282,023)
Net loss	—	—	—	—	—	—	—	300,000	300,000
Balance at September 30, 2022	111.11	$1,382,023	(111.11)	$(1,382,023)	—	$—	$(25,300,000)	$24,700,000	$(1,982,023)
As Restated
Balance at December 31, 2021	111.11	$1,382,023	—	$—	6,110,125	$61	$157,260,859	$(128,197,789)	$29,063,131
Stock-based compensation	—	—	—	—	—	—	303,805	—	303,805
Retired shares	—	—	—	—	(1)	—	—	—	—
Net loss	—	—	—	—	—	—	—	(6,239,797)	(6,239,797)
Balance at March 31, 2022	111.11	1,382,023	—	—	6,110,124	61	157,564,664	(134,437,586)	23,127,139
Stock-based compensation	—	—	—	—	—	—	419,953	—	419,953
Retired shares	—	—	—	—	(2)	—	—	—	—
Net loss	—	—	—	—	—	—	—	(5,635,043)	(5,635,043)
Balance at June 30, 2022	111.11	1,382,023	—	—	6,110,122	61	157,984,617	(140,072,629)	17,912,049
Stock-based compensation	—	—	—	—	—	—	367,759	—	367,759
Retired shares	—	—	—	—	(4)	—	—	—	—
Net loss	—	—	—	—	—	—	—	(7,511,322)	(7,511,322)
Balance at September 30, 2022	111.11	$1,382,023	—	$—	6,110,118	$61	$158,352,376	$(147,583,951)	$10,768,486

CELLECTAR BIOSCIENCES, INC.

RESTATED CONSOLIDATED STATEMENT OF CASH FLOWS

(Unaudited)

	Three Months Ended March 31, 2022
	As Previously
	Reported	Adjustments	Reference	As Restated

CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(6,139,797)	$(100,000)	D	$(6,239,797)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	43,417	—		43,417
Stock-based compensation	303,805	—		303,805
Change in fair value of warrants	—	100,000	D	100,000
Change in operating lease right-of-use asset	21,358	—		21,358
Changes in:
Prepaid expenses and other assets	107,065	—		107,065
Accounts payable and accrued liabilities	656,802	—		656,802
Lease liability	(32,433)	—		(32,433)
Cash used in operating activities	(5,039,783)	—		(5,039,783)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant & equipment	(30,070)	—		(30,070)
Cash used in investing activities	(30,070)	—		(30,070)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of warrants	—	—		—
Cash provided by financing activities	—	—		—
DECREASE IN CASH AND CASH EQUIVALENTS	(5,069,853)	—		(5,069,853)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	35,703,975	—		35,703,975
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$30,634,122	$—		$30,634,122

CELLECTAR BIOSCIENCES, INC.

RESTATED CONSOLIDATED STATEMENT OF CASH FLOWS

(Unaudited)

	Six Months Ended June 30, 2022
	As Previously
	Reported	Adjustments	Reference	As Restated

CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(13,574,840)	$1,700,000	D	$(11,874,840)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	77,316	—		77,316
Stock-based compensation	723,758	—		723,758
Change in fair value of warrants	—	(1,700,000)	D	(1,700,000)
Change in operating lease right-of-use asset	43,533	—		43,533
Loss on disposal of property, plant & equipment	3,386			3,386
Changes in:
Prepaid expenses and other assets	387,817	—		387,817
Lease liability	(65,684)	—		(65,684)
Accounts payable and accrued liabilities	1,607,353	—		1,607,353
Cash used in operating activities	(10,797,361)	—		(10,797,361)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant & equipment	(101,049)	—		(101,049)
Cash used in investing activities	(101,049)	—		(101,049)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of pre-funded warrants	—	—		—
Cash provided by financing activities	—	—		—
DECREASE IN CASH AND CASH EQUIVALENTS	(10,898,410)	—		(10,898,410)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	35,703,975	—		35,703,975
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$24,805,565	$—		$24,805,565

CELLECTAR BIOSCIENCES, INC.

RESTATED CONSOLIDATED STATEMENT OF CASH FLOWS

(Unaudited)

	Nine Months Ended September 30, 2022
	As Previously
	Reported	Adjustments	Reference	As Restated

CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(21,386,162)	$2,000,000	D	$(19,386,162)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	110,276	—		110,276
Stock-based compensation	1,091,517	—		1,091,517
Change in fair value of warrants	—	(2,000,000)	D	(2,000,000)
Change in operating lease right-of-use asset	66,547	—		66,547
Loss on disposal of property, plant & equipment	3,386			3,386
Changes in:
Prepaid expenses and other assets	(108,451)	—		(108,451)
Accounts payable and accrued liabilities	2,512,121	—		2,512,121
Lease liability	(99,772)	—		(99,772)
Cash used in operating activities	(17,810,538)	—		(17,810,538)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant & equipment	(108,115)	—		(108,115)
Cash used in investing activities	(108,115)	—		(108,115)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of preferred stock and warrants, net of issuance costs	—	—		—
Proceeds from exercise of warrants	—	—		—
Cash provided by financing activities	—	—		—
DECREASE IN CASH AND CASH EQUIVALENTS	(17,918,653)	—		(17,918,653)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	35,703,975	—		35,703,975
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$17,785,322	$—		$17,785,322